Cover Page	Apr. 01, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 01, 2021
Entity Central Index Key	0001408075
Entity Registrant Name	GRAPHIC PACKAGING HOLDING COMPANY
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33988
Entity Tax Identification Number	26-0405422
Entity Address, Address Line One	1500 Riveredge Parkway
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30328
City Area Code	770
Local Phone Number	240-7200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	GPK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Graphic Packaging International, LLC
Entity Information [Line Items]
Entity Central Index Key	0001005011
Entity Registrant Name	GRAPHIC PACKAGING INTERNATIONAL, LLC
Entity Incorporation, State or Country Code	DE
Entity File Number	033-80475
Entity Tax Identification Number	84-0772929